Trade and other payables - Summary of Trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Abstract]
Non-current other financial payables	$ 256	$ 265
Non-current other payables	165	87
Non-current deferred income	176	246
Non-current accruals	11	13
Non-current royalties and mining taxes	1	4
Non-current amounts owed to equity accounted units	156	156
Non-current government grants deferred	76	85
Total	841	856
Current trade payables	3,180	3,255
Current other financial payables	653	867
Current other payables	114	97
Current deferred income	234	246
Current accruals	1,229	1,347
Current employee entitlements	630	734
Current royalties and mining taxes	487	492
Current amounts owed to equity accounted units	67	19
Current government grants deferred	6	4
Total	6,600	7,061
Trade payables	3,180	3,255
Other financial payables	909	1,132
Other payables	279	184
Deferred income	410	492
Accruals	1,240	1,360
Employee entitlements	630	734
Royalties and mining taxes	488	496
Amounts owed to equity accounted units	223	175
Government grants deferred	82	89
Total	$ 7,441	$ 7,917